Offsets	Nov. 12, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	333-299219
Form or Filing Type	S-4
File Number	333-299219
Initial Filing Date	Oct. 01, 2026
Fee Offset Claimed	$ 62,055.94
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 713,286,930.00
Explanation for Claimed Amount	Fee Offset Claims and Sources
Termination / Withdrawal Statement	0
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hall Chadwick Acquisition Corp.
Form or Filing Type	S-4
File Number	333-299219
Filing Date	Oct. 01, 2026
Fee Paid with Fee Offset Source	$ 62,741.08